UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-21625
Investment Company Act file number

Intrepid Capital Management Funds Trust
 (Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
 (Address of principal executive offices) (Zip code)

Mark F. Travis
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
 (Name and address of agent for service)

1-904-246-3433
Registrant’s telephone number, including area code

Date of fiscal year end: 09/30/17

Date of reporting period:  12/31/16

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2016 (Unaudited)
Intrepid Capital Fund

	Shares	Value
COMMON STOCKS - 50.05%
Capital Goods - 4.88%
Cubic Corp.	169,493	$8,127,189
Fenner PLC (a)	2,926,744	8,503,363
Metka Industrial - Construction SA (a)	424,884	2,853,492
		19,484,044
Commercial & Professional Services - 3.30%
Spotless Group Holdings Ltd. (a)	7,465,398	5,333,543
Tetra Tech, Inc.	182,114	7,858,219
		13,191,762
Consumer Durables & Apparel - 2.89%
Coach, Inc.	108,000	3,782,160
GUD Holdings Ltd. (a)	719,004	5,432,574
Mattel, Inc.	84,000	2,314,200
		11,528,934
Diversified Financials - 11.18%
Berkshire Hathaway, Inc. - Class B (b)	90,600	14,765,988
Dundee Corp. - Class A (a)(b)	952,125	4,219,375
Leucadia National Corp.	534,000	12,415,500
Oaktree Capital Group LLC	201,631	7,561,163
The Bank of New York Mellon Corp.	120,000	5,685,600
		44,647,626
Energy - 3.03%
Patterson-UTI Energy, Inc.	449,510	12,100,809
Health Care Equipment & Services - 1.34%
Express Scripts Holding Co. (b)	78,000	5,365,620
Materials - 1.57%
Dominion Diamond Corp. (a)	646,510	6,258,217
Media - 3.04%
Corus Entertainment, Inc. - Class B (a)	1,291,885	12,123,599
Pharmaceuticals, Biotechnology & Life Sciences - 1.47%
Bio-Rad Laboratories, Inc. - Class A (b)	15,779	2,876,196
Stallergenes Greer PLC (a)(b)	91,861	2,987,963
		5,864,159
Retailing - 1.44%
Hornbach Baumarkt AG (a)	197,158	5,742,607
Software & Services - 7.05%
Amdocs Ltd. (a)	90,600	5,277,450
HNZ Group, Inc. (a)	359,930	3,594,877
RM PLC (a)	154,820	257,582
Teradata Corp. (b)	416,930	11,327,988
The Western Union Co.	353,470	7,677,368
		28,135,265
Technology Hardware & Equipment - 3.59%
Cisco Systems, Inc.	117,000	3,535,740
Western Digital Corp.	159,000	10,804,050
		14,339,790
Telecommunication Services - 1.94%
Verizon Communications, Inc.	145,000	7,740,100
Transportation - 3.33%
Royal Mail PLC (a)	2,337,652	13,312,822
TOTAL COMMON STOCKS (Cost $184,149,970)		199,835,354

	Principal
CONVERTIBLE BONDS - 1.20%	Amount
Diversified Financials - 0.52%
EZCORP, Inc.
2.125%, 06/15/2019	$ 2,162,000	2,083,628
Materials - 0.68%
Primero Mining Corp.
5.750%, 02/28/2020 (a)(c)	4,399,000	2,727,380
TOTAL CONVERTIBLE BONDS (Cost $5,437,955)		4,811,008

CORPORATE BONDS - 28.77%
Capital Goods - 0.52%
WESCO Distribution, Inc.
5.375%, 12/15/2021	2,020,000	2,085,650
Commercial & Professional Services - 1.78%
Multi-Color Corp.
6.125%, 12/01/2022 (d)(Cost: $6,999,512; Original acquisition date: 05/27/2015)	6,802,000	7,108,090
Consumer Durables & Apparel - 0.62%
Smith & Wesson Holding Corp.
5.000%, 07/15/2018 (c)(d)(Cost: $2,500,000; Original acquisition date: 07/10/2014)	2,500,000	2,475,000
Consumer Services - 5.01%
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022	5,321,000	5,733,378
Nathan’s Famous, Inc.
10.000%, 03/15/2020 (d)(Cost: $8,676,268; Original acquisition date: 09/06/2016)	7,930,000	8,623,875
Regis Corp.
5.500%, 12/02/2019 (c)(d)(Cost: $5,509,743; Original acquisition date: 11/27/2013)	5,612,875	5,640,939
		19,998,192

Diversified Financials - 1.89%
FirstCash, Inc.
6.750%, 04/01/2021	7,293,000	7,530,023
Energy - 2.51%
PHI, Inc.
5.250%, 03/15/2019	3,942,000	3,705,480
Unit Corp.
6.625%, 05/15/2021	6,500,000	6,305,000
		10,010,480
Household & Personal Products - 0.66%
Central Garden & Pet Co.
6.125%, 11/15/2023	2,493,000	2,630,115
Materials - 2.69%
Alamos Gold, Inc.
7.750%, 04/01/2020 (a)(d)(Cost: $6,437,818; Original acquisition date: 03/17/2014)	6,471,000	6,729,840
Ecolab, Inc.
1.450%, 12/08/2017	4,036,000	4,032,016
		10,761,856
Media - 1.22%
Starz LLC / Starz Finance Corp.
5.000%, 09/15/2019	4,846,000	4,894,460
Real Estate - 0.51%
Hospitality Properties Trust
6.700%, 01/15/2018	1,983,000	2,033,138
Retailing - 5.62%
Caleres, Inc.
6.250%, 08/15/2023	4,692,000	4,926,600
Dollar General Corp.
4.125%, 07/15/2017	3,513,000	3,563,974
Dollar Tree, Inc.
5.250%, 03/01/2020	3,628,000	3,736,840
Expedia, Inc.
7.456%, 08/15/2018	3,447,000	3,728,096
Rent-A-Center, Inc.
4.750%, 05/01/2021	3,687,000	3,064,634
Sally Holdings LLC / Sally Capital, Inc.
5.750%, 06/01/2022	3,289,000	3,416,449
		22,436,593
Software & Services - 2.11%
eBay, Inc.
1.090%, 07/28/2017 (e)	3,730,000	3,727,314
Total System Services, Inc.
2.375%, 06/01/2018	4,683,000	4,702,383
		8,429,697
Technology Hardware & Equipment - 2.69%
Jabil Circuit, Inc.
8.250%, 03/15/2018	1,988,000	2,129,287
Tech Data Corp.
3.750%, 09/21/2017	8,514,000	8,618,782
		10,748,069
Telecommunication Services - 0.94%
AT&T, Inc.
5.500%, 02/01/2018	3,612,000	3,752,839
TOTAL CORPORATE BONDS (Cost $114,274,444)		114,894,202

SHORT-TERM INVESTMENT - 10.01%
U.S. Treasury Bill - 10.01%
0.498%, 03/30/2017 (f)	40,000,000	39,951,551
TOTAL SHORT-TERM INVESTMENT (Cost $39,951,551)		39,951,551

Total Investments (Cost $343,813,920) - 90.03%		359,492,115
Other Assets in Excess of Liabilities - 9.97%		39,793,124
TOTAL NET ASSETS - 100.00%		$399,285,239

Percentages are stated as a percent of net assets.

(a) Foreign Issued Security.
(b) Non-income producing security.
(c) Security is considered illiquid and may be difficult to sell.
(d)
The security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933. The aggregate value of restricted securities at December 31, 2016 was $30,577,744, which represented 7.66% of net assets.

(e) Variable rate security. The rate listed is as of 12/31/2016.
(f) Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Open Forward Currency Contracts
December 31, 2016 (Unaudited)
Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation
Bank of Montreal	02/16/2017	U.S. Dollars	17,814,267	Canadian Dollars	23,000,000	$674,135
Bank of Montreal	04/12/2017	U.S. Dollars	11,224,500	Euro	10,000,000	641,476
Bank of New York Mellon	04/12/2017	U.S. Dollars	19,843,200	British Pounds	16,000,000	72,853
Bank of New York Mellon	05/03/2017	U.S. Dollars	4,871,360	Australian Dollars	6,400,000	266,556
						$1,655,020

Schedule of Investments
December 31, 2016 (Unaudited)
Intrepid Endurance Fund

	Shares	Value
COMMON STOCKS - 16.23%
Capital Goods - 0.10%
Cubic Corp.	5,000	$239,750
Commercial & Professional Services - 0.55%
Tetra Tech, Inc.	31,180	1,345,417
Diversified Financials - 1.50%
Dundee Corp. - Class A (a)(b)	821,295	3,639,597
Insurance - 2.16%
Baldwin & Lyons, Inc. - Class B	207,837	5,237,493
Materials - 2.36%
Dominion Diamond Corp. (a)	584,770	5,660,573
Primero Mining Corp. (a)(b)	100,000	78,650
Sandstorm Gold Ltd. (a)(b)	100	390
Silver Wheaton Corp. (a)	100	1,932
		5,741,545
Media - 4.22%
Corus Entertainment, Inc. - Class B (a)	1,060,035	9,947,821
Liberty Media Corp-Liberty Braves - Class C (b)	14,700	302,673
DHX Media Ltd (a)	1,000	5,258
		10,255,752
Pharmaceuticals, Biotechnology & Life Sciences - 0.75%
Bio-Rad Laboratories, Inc. - Class A (b)	10,053	1,832,461
Retailing - 0.01%
AMCON Distributing Co.	100	11,530
Software & Services - 4.58%
Amdocs Ltd. (a)	85,120	4,958,240
Syntel, Inc.	311,734	6,169,216
		11,127,456
TOTAL COMMON STOCKS (Cost $36,731,893)		39,431,001

EXCHANGE-TRADED FUND - 1.63%
Capital Markets - 1.63%
iShares Gold Trust	358,000	3,966,640
TOTAL EXCHANGE-TRADED FUND (Cost $4,618,618)		3,966,640

	Principal
CONVERTIBLE BONDS - 2.51%	Amount
Diversified Financials - 0.88%
EZCORP, Inc.
2.125%, 06/15/2019	$ 2,228,000	2,147,235
Materials - 1.63%
Primero Mining Corp.
5.750%, 02/28/2020 (a)(c)	6,378,000	3,954,360
TOTAL CONVERTIBLE BONDS (Cost $7,179,109)		6,101,595

SHORT TERM INVESTMENTS - 61.62%
U.S. Treasury Bills - 61.62%
0.474%, 03/16/2017 (d)	50,000,000	49,951,695
0.554%, 04/20/2017 (d)	50,000,000	49,915,979
0.608%, 05/18/2017 (d)	50,000,000	49,885,833
TOTAL SHORT-TERM INVESTMENTS (Cost $149,753,507)		149,753,507

Total Investments (Cost $198,283,127) - 81.99%		199,252,743
Other Assets in Excess of Liabilities - 18.01%		43,764,025
TOTAL NET ASSETS - 100.00%		$243,016,768

Percentages are stated as a percent of net assets.

(a) Foreign Issued Security.
(b) Non-income producing security.
(c) Security is considered illiquid and may be difficult to sell.
(d) Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Open Forward Currency Contract
December 31, 2016 (Unaudited)
Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation
Bank of Montreal	02/17/2017	U.S. Dollars	12,688,775	Canadian Dollars	16,300,000	$541,510

Schedule of Investments
December 31, 2016 (Unaudited)
Intrepid Income Fund

	Shares	Value
COMMON STOCKS - 2.17%
Insurance - 0.50%
Baldwin & Lyons, Inc. - Class B	16,061	$404,737
Media - 1.67%
Corus Entertainment, Inc. - Class B (a)	142,300	1,335,404
TOTAL COMMON STOCKS (Cost $2,199,292)		1,740,141

PREFERRED STOCK - 0.25%
Diversified Financials - 0.25%
Dundee Corp., 4.580% (a)(b)	20,600	196,388
TOTAL PREFERRED STOCK (Cost $193,432)		196,388

	Principal
CONVERTIBLE BONDS - 4.51%	Amount
Diversified Financials - 0.83%
EZCORP, Inc.
2.125%, 06/15/2019	$ 686,000	661,132
Materials - 1.20%
Primero Mining Corp.
5.750%, 02/28/2020 (a)(c)	1,548,000	959,760
Real Estate - 2.48%
Consolidated-Tomoka Land Co.
4.500%, 03/15/2020	2,000,000	1,986,250
TOTAL CONVERTIBLE BONDS (Cost $3,809,995)		3,607,142

CORPORATE BONDS - 65.60%
Capital Goods - 1.63%
WESCO Distribution, Inc.
5.375%, 12/15/2021	1,266,000	1,307,145
Commercial & Professional Services - 4.00%
Multi-Color Corp.
6.125%, 12/01/2022 (d)(Cost: $3,151,669; Original acquisition date: 05/18/2015)	3,064,000	3,201,880
Consumer Durables & Apparel - 1.86%
Smith & Wesson Holding Corp.
5.000%, 07/15/2018 (c)(d)(Cost: $1,500,000; Original acquisition date: 07/10/2014)	1,500,000	1,485,000
Consumer Services - 10.97%
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022	1,090,000	1,174,475
Nathan’s Famous, Inc.
10.000%, 03/15/2020 (d)(Cost: $3,610,532; Original acquisition date: 09/06/2016)	3,300,000	3,588,750
Regis Corp.
5.500%, 12/02/2019 (c)(d)(Cost: $3,926,135; Original acquisition date: 11/27/2013)	3,999,625	4,019,623
		8,782,848
Diversified Financials - 4.43%
FirstCash, Inc.
6.750%, 04/01/2021	3,438,000	3,549,735
Energy - 2.92%
PHI, Inc.
5.250%, 03/15/2019	2,489,000	2,339,660
Household & Personal Products - 0.82%
Central Garden & Pet Co.
6.125%, 11/15/2023	619,000	653,045
Materials - 6.26%
Alamos Gold, Inc.
7.750%, 04/01/2020 (a)(d)(Cost: $2,913,422; Original acquisition date: 03/17/2014)	2,929,000	3,046,160
Ecolab, Inc.
1.450%, 12/08/2017	1,970,000	1,968,056
		5,014,216
Media - 4.79%
Starz LLC / Starz Finance Corp.
5.000%, 09/15/2019	2,247,000	2,269,470
Time Warner Cos, Inc.
7.250%, 10/15/2017	1,500,000	1,567,246
		3,836,716
Real Estate - 1.01%
Hospitality Properties Trust
6.700%, 01/15/2018	791,000	811,000
Retailing - 12.77%
Caleres, Inc.
6.250%, 08/15/2023	1,841,000	1,933,050
Dillard’s, Inc.
7.130%, 08/01/2018	1,600,000	1,713,872
Dollar General Corp.
4.125%, 07/15/2017	2,000,000	2,029,020
Dollar Tree, Inc.
5.250%, 03/01/2020	809,000	833,270
Expedia, Inc.
7.456%, 08/15/2018	1,052,000	1,137,789

Rent-A-Center, Inc.
4.750%, 05/01/2021	1,000,000	831,200
Sally Holdings LLC / Sally Capital, Inc.
5.750%, 06/01/2022	1,678,000	1,743,022
		10,221,223
Software & Services - 5.61%
eBay, Inc.
1.350%, 07/15/2017	843,000	843,350
1.090%, 07/28/2017 (b)	1,174,000	1,173,155
Total System Services, Inc.
2.375%, 06/01/2018	2,460,000	2,470,182
		4,486,687
Technology Hardware & Equipment - 5.63%
Jabil Circuit, Inc.
8.250%, 03/15/2018	1,246,000	1,334,553
Tech Data Corp.
3.750%, 09/21/2017	3,135,000	3,173,583
		4,508,136
Telecommunication Services - 2.90%
AT&T, Inc.
2.400%, 03/15/2017	1,670,000	1,674,103
5.500%, 02/01/2018	624,000	648,331
		2,322,434
TOTAL CORPORATE BONDS (Cost $52,374,796)		52,519,725

SHORT-TERM INVESTMENT - 26.19%
Money Market Fund - 16.21%	Shares
STIT-Treasury Portfolio - Institutional Class, 0.370% (e)	12,980,447	12,980,447

	Principal
U.S. Treasury Bill - 9.98%	Amount
0.498%, 03/30/2017 (f)	$ 8,000,000	7,990,310
TOTAL SHORT-TERM INVESTMENT (Cost $20,970,757)		20,970,757

Total Investments (Cost $79,548,272) - 98.72%		79,034,153
Other Assets in Excess of Liabilities - 1.28%		1,023,013
TOTAL NET ASSETS - 100.00%		$80,057,166

Percentages are stated as a percent of net assets.

(a) Foreign Issued Security.
(b) Variable rate security. The rate listed is as of 12/31/2016.
(c) Security is considered illiquid and may be difficult to sell.
(d)
The security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933. The aggregate value of restricted securities at December 31, 2016 was $15,341,413, which represented 19.16% of net assets.

(e) Rate listed is the 7-day effective yield.
(f) Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Open Forward Currency Contracts
December 31, 2016 (Unaudited)
Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation
Bank of New York Mellon	02/27/2017	U.S. Dollars	1,004,458	Canadian Dollars	1,300,000	$35,556
Bank of New York Mellon	02/27/2017	U.S. Dollars	374,036	Canadian Dollars	500,000	1,381
						$36,937

Schedule of Investments
December 31, 2016 (Unaudited)
Intrepid Disciplined Value Fund

	Shares	Value
COMMON STOCKS - 45.67%
Commercial & Professional Services - 1.55%
Tetra Tech, Inc.	17,600	$759,440
Consumer Durables & Apparel - 2.14%
Coach, Inc.	30,000	1,050,600
Diversified Financials - 14.05%
Dundee Corp. - Class A (a)(b)	144,730	641,376
Leucadia National Corp.	63,000	1,464,750
Northern Trust Corp.	17,050	1,518,302
Oaktree Capital Group LLC	50,150	1,880,625
The Bank of New York Mellon Corp.	29,360	1,391,077
		6,896,130
Energy - 0.97%
Contango Oil & Gas Co. (b)	51,110	477,367
Health Care Equipment & Services - 1.86%
Laboratory Corp. of America Holdings (b)	7,130	915,350
Insurance - 1.13%
Baldwin & Lyons, Inc. - Class B	22,000	554,400
Materials - 1.52%
Alamos Gold, Inc. - Class A (a)	109,121	746,390
Media - 4.18%
Corus Entertainment, Inc. - Class B (a)	218,780	2,053,125
Pharmaceuticals, Biotechnology & Life Sciences - 0.66%
Bio-Rad Laboratories, Inc. - Class A (b)	1,768	322,271
Software & Services - 5.97%
Amdocs Ltd. (a)	9,980	581,335
Teradata Corp. (b)	58,800	1,597,596
The Western Union Co.	34,700	753,684
		2,932,615
Technology Hardware & Equipment - 6.98%
Apple, Inc.	11,015	1,275,757
Western Digital Corp.	31,665	2,151,637
		3,427,394
Telecommunication Services - 4.66%
Telephone & Data Systems, Inc.	27,838	803,683
Verizon Communications, Inc.	27,800	1,483,964
		2,287,647
TOTAL COMMON STOCKS (Cost $19,598,393)		22,422,729

	Principal
SHORT-TERM INVESTMENTS - 20.34%	Amount
U.S. Treasury Bills - 20.34%
0.408%, 02/16/2017 (c)	$ 5,000,000	4,997,349
0.592%, 05/18/2017 (c)	5,000,000	4,988,754
TOTAL SHORT-TERM INVESTMENTS (Cost $9,986,103)		9,986,103

Total Investments (Cost $29,584,496) - 66.01%		32,408,832
Other Assets in Excess of Liabilities - 33.99%		16,689,182
TOTAL NET ASSETS - 100.00%		$49,098,014

Percentages are stated as a percent of net assets.

(a) Foreign Issued Security.
(b) Non-income producing security.
(c)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Open Forward Currency Contract
December 31, 2016 (Unaudited)
Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation
Bank of New York Mellon	03/15/2017	U.S. Dollars	2,199,302	Canadian Dollars	2,900,000	$37,467

Schedule of Investments
December 31, 2016 (Unaudited)
Intrepid International Fund

	Shares	Value
COMMON STOCKS - 66.66%
Australia - 17.80%
Coventry Group Ltd. (a)	919,490	$590,561
GUD Holdings Ltd.	93,576	707,032
LifeHealthcare Group Ltd.	194,507	335,475
Programmed Maintenance Services Ltd.	373,192	518,431
Spotless Group Holdings Ltd.	738,000	527,253
Tox Free Solutions Ltd.	266,200	497,548
		3,176,300
Canada - 15.41%
Corus Entertainment, Inc. - Class B	72,130	676,899
Dominion Diamond Corp.	36,705	355,305
Dundee Corp. - Class A (a)	117,040	518,667
HNZ Group, Inc.	62,790	627,128
Noranda Income Fund	322,780	572,164
		2,750,163
France - 4.91%
GEA	4,847	473,230
Vetoquinol SA	8,400	402,590
		875,820
Germany - 15.65%
Clere AG	87,902	1,478,635
Hornbach Baumarkt AG	22,677	660,511
KSB AG	35	13,743
KSB AG	1,712	639,761
		2,792,650
Greece - 2.11%
Metka Industrial - Construction SA	56,010	376,159
Japan - 0.00%
Broadleaf Co. Ltd.	102	552
United Kingdom - 10.78%
Fenner PLC	27,063	78,629
Quarto Group, Inc.	70,362	261,445
RM PLC	217,197	361,361
Royal Mail PLC	110,465	629,093
Stallergenes Greer PLC (a)	18,251	593,650
		1,924,178
TOTAL COMMON STOCKS (Cost $12,116,509)		11,895,822

PREFERRED STOCK - 4.43%
Canada - 4.43%
Dundee Corp., 4.580% (b)	82,950	790,794
TOTAL PREFERRED STOCKS (Cost $758,444)		790,794
	Principal
CONVERTIBLE BONDS - 1.59%	Amount
Canada - 1.11%
Primero Mining Corp.
5.750%, 02/28/2020 (c)	$ 321,000	199,020
United States - 0.48%
EZCORP, Inc.
2.125%, 06/15/2019	88,000	84,810
TOTAL CONVERTIBLE BONDS (Cost $318,099)		283,830

Total Investments (Cost $13,193,052) - 72.68%		12,970,446
Other Assets in Excess of Liabilities - 27.32%		4,875,374
TOTAL NET ASSETS - 100.00%		$17,845,820

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Variable rate security. The rate listed is as of 12/31/2016.
(c) Security is considered illiquid and may be difficult to sell.

Open Forward Currency Contracts
December 31, 2016 (Unaudited)
Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation (Depreciation)
Bank of Montreal	03/16/2017	U.S. Dollars	2,626,210	Canadian Dollars	3,450,000	$54,338
Bank of Montreal	03/16/2017	U.S. Dollars	302,586	Canadian Dollars	400,000	4,397
Bank of Montreal	03/20/2017	British Pounds	94,000	U.S. Dollars	118,407	(2,327)
Bank of Montreal	03/20/2017	Euro	480,000	U.S. Dollars	518,184	(10,834)
Bank of Montreal	03/20/2017	U.S. Dollars	222,537	Australian Dollars	300,000	6,462
Bank of Montreal	03/20/2017	U.S. Dollars	298,040	Australian Dollars	400,000	9,941
Bank of Montreal	03/20/2017	U.S. Dollars	303,000	Australian Dollars	400,000	14,901

Bank of Montreal	03/20/2017	U.S. Dollars	2,280,241	Australian Dollars	3,050,000	83,484
Bank of Montreal	03/20/2017	U.S. Dollars	1,214,425	British Pounds	915,000	84,493
Bank of Montreal	03/20/2017	U.S. Dollars	5,664,050	Euro	5,000,000	379,159
Bank of Montreal	03/21/2017	Japanese Yen	41,000,000	U.S. Dollars	367,515	(15,265)
Bank of Montreal	03/21/2017	U.S. Dollars	404,986	Japanese Yen	41,000,000	52,736
						$661,485

Schedule of Investments
December 31, 2016 (Unaudited)
Intrepid Select Fund

	Shares	Value
COMMON STOCKS - 72.49%
Capital Goods - 2.12%
Cubic Corp.	6,533	$313,257
Commercial & Professional Services - 3.43%
Tetra Tech, Inc.	11,760	507,444
Consumer Durables & Apparel - 2.72%
Coach, Inc.	11,475	401,854
Diversified Financials - 11.30%
Dundee Corp. - Class A (a)(b)	100,230	444,173
Leucadia National Corp.	25,110	583,808
Oaktree Capital Group LLC	17,105	641,437
		1,669,418
Health Care Equipment & Services - 3.43%
Laboratory Corp. of America Holdings (b)	3,951	507,230
Insurance - 5.48%
Baldwin & Lyons, Inc. - Class B	32,109	809,147
Materials - 4.26%
Dominion Diamond Corp. (a)	65,050	629,684
Media - 9.34%
Corus Entertainment, Inc. - Class B (a)	147,090	1,380,355
Pharmaceuticals, Biotechnology & Life Sciences - 2.89%
Bio-Rad Laboratories, Inc. - Class A (b)	2,340	426,535
Software & Services - 20.07%
Amdocs Ltd. (a)	15,605	908,992
Syntel, Inc.	43,336	857,619
Teradata Corp. (b)	30,120	818,360
The Western Union Co.	17,445	378,905
		2,963,876
Technology Hardware & Equipment - 4.95%
Western Digital Corp.	10,767	731,618
Telecommunication Services - 2.50%
Telephone & Data Systems, Inc.	12,800	369,536
TOTAL COMMON STOCKS (Cost $9,687,823)		10,709,954

EXCHANGE-TRADED FUNDS - 6.76%
Diversified Financials - 6.76%
iShares Gold Trust	61,560	682,085
iShares Silver Trust	20,960	316,706
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,126,416)		998,791

	Principal
CONVERTIBLE BONDS - 5.92%	Amount
Materials - 3.96%
Primero Mining Corp.
5.750%, 02/28/2020 (a)(c)	$ 943,000	584,660
Diversified Financials - 1.96%
EZCORP, Inc.
2.125%, 06/15/2019	300,000	289,125
TOTAL CONVERTIBLE BONDS (Cost $993,533)		873,785

	Contracts
PURCHASED PUT OPTION - 0.00%
Diversified Financials - 0.00%
iShares Russell 2000 ETF, Expires: 01/20/2017. Exercise Price: $100.00 (b)	550	550
TOTAL PURCHASED PUT OPTION (Cost $54,783)		550

Total Investments (Cost $11,862,555) - 85.17%		12,583,080
Other Assets in Excess of Liabilities - 14.83%		2,191,840
TOTAL NET ASSETS - 100.00%		$14,774,920

Percentages are stated as a percent of net assets.

(a) Foreign Issued Security.
(b) Non-income producing security.
(c) Security is considered illiquid and may be difficult to sell.

Open Forward Currency Contracts
December 31, 2016 (Unaudited)
Counterparty of Contract	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Appreciation (Depreciation)
Bank of New York Mellon	02/27/2017	U.S. Dollars	1,161,036	Canadian Dollars	1,500,000	$43,071
Bank of New York Mellon	02/27/2017	U.S. Dollars	521,427	Canadian Dollars	700,000	(290)
						$42,781

1. Summary of Significant Accounting Policies

   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).  The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.

Valuation of Securities

   The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

   Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds, real estate investments trusts and certain preferred securities, which are traded on an exchange (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”) are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the latest bid quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  When using the latest bid quotation, the security will be classified as Level 2.

   Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

   Debt securities, such as corporate bonds, convertible bonds, senior loans, preferred securities and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  Amortized cost will not be used if it does not approximate fair value, due to credit or other impairments of the issuer.  These securities will generally be classified as Level 2 securities.

   Options can diverge from the prices of their underlying instruments. These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1. If there is no composite last price on a given day the latest bid will be used.  When using the latest bid quotation, these contracts are classified as Level 2.

   Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates.  These contracts are classified as Level 2.

   Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade.  If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange or board of trade.  When using the market quotations and when the market is considered active, the contract will be classified as Level 1.

   Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 assets.

The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

As of December 31, 2016, the Funds’ assets and liabilities carried at fair value were classified as follows:

Description	Level 1	Level 2	Level 3	Total
Intrepid Capital Fund
Assets
Total Common Stocks*	$199,835,354	$-	$-	$199,835,354

Total Convertible Bonds*	-	4,811,008	-	4,811,008

Total Corporate Bonds*	-	114,894,202	-	114,894,202

Total U.S. Treasury Bill*	-	39,951,551	-	39,951,551

Total Forward Currency Contracts	-	1,655,020	-	1,655,020

Total Assets	$199,835,354	$161,311,781	$-	$361,147,135

Intrepid Endurance Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$39,431,001	$-	$-	$39,431,001

Total Exchange-Traded Fund*	3,966,640	-	-	3,966,640

Total Convertible Bonds*	-	6,101,595	-	6,101,595

Total U.S. Treasury Bills*	-	149,753,507	-	149,753,507

Total Forward Currency Contract	-	541,510	-	541,510

Total Assets	$43,397,641	$156,396,612	$-	$199,794,253

Intrepid Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$1,740,141	$-	$-	$1,740,141

Total Preferred Stock*	196,388	-	-	196,388

Total Convertible Bonds*	-	3,607,142	-	3,607,142

Total Corporate Bonds*	-	52,519,725	-	52,519,725

Total Money Market Fund*	12,980,447	-	-	12,980,447

Total U.S. Treasury Bill*	-	7,990,310	-	7,990,310

Total Forward Currency Contracts	-	36,937	-	36,937

Total Assets	$14,916,976	$64,154,114	$-	$79,071,090

Intrepid Disciplined Value Fund
		Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*		$22,422,729	$-	$-	$22,422,729

Total U.S. Treasury Bills*		-	9,986,103	-	9,986,103

Total Forward Currency Contract		-	37,467	-	37,467

Total Assets		$22,422,729	$10,023,570	$-	$32,446,299

Intrepid International Fund
		Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*		$11,895,822	$-	$-	$11,895,822

Total Preferred Stock*		790,794	-	-	790,794

Total Convertible Bonds*		-	283,830	-	283,830

Total Forward Currency Contracts		-	689,911	-	689,911

Total Assets		$12,686,616	$973,741	$-	$13,660,357

Liabilities
Total Forward Currency Contracts		$-	$(28,426)	$-	$(28,426)
Total Liabilities		$-	$(28,426)	$-	$(28,426)

Intrepid Select Fund
		Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*		$10,709,954	$ -	$ -	$ 10,709,954

Total Exchange-Traded Funds*		998,791	-	-	998,791

Total Convertible Bonds*		-	873,785	-	873,785

Total Purchased Option*		550	-	-	550

Total Forward Currency Contracts		-	43,071	-	43,071

Total Assets		$11,709,295	$916,856	$-	$12,626,151

Liabilities
Total Forward Currency Contracts		$-	$(290)	$-	$(290)
Total Liabilities		-	$(290)	$-	$(290)

* For further information regarding security characteristics, please see the Schedules of Investments.

	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund	Intrepid International Fund	Intrepid Select Fund
Transfer Into Level 1	$-	$-	$-	$-	$581,794	$-
Transfer Out of Level 1	-	-	-	-	-	-
Net Transfer Out of Level 1	-	-	-	-	581,794	-
Transfers Into Level 2	-	-	-	-	-	-
Transfers Out of Level 2	-	-	-	-	581,794	-
Net Transfers Into Level 2	$-	$-	$-	$-	$581,794	$-

   The Funds did not hold any investments during the period ended December 31, 2016 with significant unobservable inputs which would be classified as Level 3. Transfer between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities

   The Funds’ adviser may use derivative instruments, such as options and forward currency contracts, as a means to manage exposure to different types of risk, including market risk and exchange rate risk, and to gain exposure to underlying securities. During the period ended December 31, 2016, the Intrepid Capital Fund, the Intrepid Endurance Fund, the Intrepid Income Fund, the Intrepid Disciplined Value Fund, the Intrepid International Fund and the Intrepid Select Fund held derivative instruments.

Options Contracts
The Intrepid Select Fund used options to gain exposure to the underlying security. The use of these contracts does not create leverage in the Funds.

Value of Options as of December 31, 2016

Options not accounted for as hedging instruments	Asset Derivatives	Value	Liability Derivatives	Value
Intrepid Select Fund
Purchased Put Option	Investments, at Value	$550		$-
Total		$550		$-

Forward Currency Contracts

   The Intrepid Capital Fund, the Intrepid Endurance Fund, the Intrepid Income Fund, Intrepid Disciplined Value Fund, Intrepid International Fund and the Intrepid Select Fund used forward currency contracts during the period for the purpose of hedging exposures to non-U.S. dollar denominated assets. In general the use of these contracts may reduce the overall risk level in a fund, but may also lower fund performance.

The use of these contracts does not create leverage in the Funds, but does expose the Funds to counterparty credit risk. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Values of Forward Currency Contracts as of December 31, 2016

Forwards not accounted for as hedging instruments	Asset Derivatives	Value	Liability Derivatives	Value
Intrepid Capital Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$1,655,020	Depreciation of forward currency contracts	$-
Total		$1,655,020		$-
Intrepid Endurance Fund
Forward Currency Contract	Appreciation of forward currency contract	$541,510	Depreciation of forward currency contract	$-
Total		$541,510		$-
Intrepid Income Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$36,937	Depreciation of forward currency contracts	$-
Total		$36,937		$-
Intrepid Disciplined Value Fund
Forward Currency Contract	Appreciation of forward currency contract	$37,467	Depreciation of forward currency contract	$-
Total		$37,467		$-
Intrepid International Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$689,911	Depreciation of forward currency contracts	$(28,426)
Total		$689,911		$(28,426)

Intrepid Select Fund
Forward Currency Contracts	Appreciation of forward currency contracts	$43,071	Depreciation of forward currency contracts	$(290)
Total		$43,071		$(290)

The average monthly notional amounts of forward currency contracts during the period ended December 31, 2016 were as follows:

Long Positions	Intrepid Capital Fund	Intrepid Endurance Fund		Intrepid Income Fund
Forward currency contracts	$ -	$ -		$ -

Short Positions	Intrepid Capital Fund	Intrepid Endurance Fund		Intrepid Income Fund
Forward currency contracts	$ 53,143,074	$ 12,688,775		$ 1,129,137

Long Positions	Intrepid Disciplined Value Fund	Intrepid International Fund		Intrepid Select Fund
Forward currency contracts	$ -	$ 615,886		$ -

Short Positions	Intrepid Disciplined Value Fund	Intrepid International Fund		Intrepid Select Fund
Forward currency contracts	$ 2,199,302	$ 12,866,646		$ 1,508,654

Derivative Risk

   The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Funds’ adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

2.	Federal Tax Information

The cost basis of investments for federal income tax purposes at December 31, 2016 for the Intrepid Capital Fund, the Intrepid Endurance Fund, the Intrepid Income Fund, the Intrepid Disciplined Value Fund, the Intrepid International Fund and the Intrepid Select Fund (collectively the “Funds”), were as follows*:

	Intrepid Capital Fund	Intrepid Endurance Fund	Intrepid Income Fund	Intrepid Disciplined Value Fund	Intrepid International Fund	Intrepid Select Fund
Cost of Investments	$343,813,920	$198,283,127	$79,548,272	$29,584,496	$13,193,052	$11,862,555
Gross unrealized appreciation	$37,922,563	$6,937,027	$736,894	$4,512,083	$993,835	$1,316,801
Gross unrealized depreciation	(22,244,368)	(5,967,411)	(1,251,013)	(1,687,747)	(1,216,441)	(596,276)
Net unrealized appreciation (depreciation)	$15,678,195	$969,616	$(514,119)	$2,824,336	$(222,606)	$720,525

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title)          /s/ Mark F. Travis
Mark F. Travis, President

Date          2/21/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Mark F. Travis
Mark F. Travis, President

Date         2/21/17

By (Signature and Title)*        /s/ Donald C. White
Donald C. White, Treasurer

Date         2/21/17

* Print the name and title of each signing officer under his or her signature.